Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities
Salaries payable	€ 237,845	€ 199,584
Other payables	6,328	4,069
Deferred income	28,870	27,642
Advances received	10,323	10,192
Other current liabilities	€ 283,366	€ 241,487